CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 162,616	$ 80,453
Current financial assets at amortized cost	30,000
Current contract assets	3,660
Accounts receivables	7,756	6,568
Other receivables	314	6
Current income tax assets	77	63
Inventories	45	88
Other current assets	4,705	299
Total current assets	209,173	87,477
Non-current assets
Property, plant and equipment	289	407
Right-of-use assets	323	620
Intangible assets	119	100
Deferred income tax assets	244	165
Guarantee deposits paid	125	135
Total non-current assets	1,100	1,427
Total assets	210,273	88,904
Current liabilities
Current contract liabilities	13,024	9,021
Other payables	9,308	8,706
Other payables - related parties	63	73
Current tax liabilities	155	104
Current provisions	1,855	1,058
Less: current portion (shown as 'current lease liabilities')	251	449
Other current liabilities	261	384
Total current liabilities	24,917	19,795
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	3,207	259,230
Non-current lease liabilities	87	189
Net defined benefit liability, non-current	73	104
Guarantee deposits received	25	28
Total non-current liabilities	3,392	259,551
Total liabilities	28,309	279,346
Equity
Common stock	$ 11,826	30,152
Ordinary Shares, (in dollars) par value per share	$ 0.1
Capital surplus	$ 556,429	2,871
Accumulated deficit	(385,884)	(224,097)
Other equity interest	(407)	632
Total equity	181,964	(190,442)
Total liabilities and equity	210,273	$ 88,904
Perfect Class A Ordinary Shares
Equity
Common stock	$ 10,147
Ordinary Shares, (in dollars) par value per share	$ 0.1	$ 0.1
Perfect Class B Ordinary Shares
Equity
Common stock	$ 1,679
Ordinary Shares, (in dollars) par value per share	$ 0.1	$ 0.1